Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Foreign Currency Forward Contracts
As at December 31, 2018, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency (thousands)	Fair Value / Carrying Amount of Asset/(Liability) (in thousands of U.S. Dollars)	Average Forward Rate(1)	Expected Maturity
				2019	2020
				(in thousands of U.S. Dollars)
Norwegian Krone	425,000	(4,588)	7.96	47,809	5,567
Euro	12,000	(62)	0.86	13,977	—
		(4,650)		61,786	5,567

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Summary of Cross Currency Swaps
As at December 31, 2018, the Partnership was committed to the following cross currency swaps:

Principal Amount NOK (thousands)	Principal Amount USD (thousands)	Floating Rate Receivable		Fixed Rate Payable	Fair Value / Asset (Liability)	Remaining Term (years)
		Reference Rate	Margin
95,000	15,409	NIBOR	4.25%	7.45%	(4,538)	0.1

Realized and unrealized (loss) gain of cross currency swaps are recognized in earnings and reported in foreign currency exchange loss in the consolidated statements of (loss) income for the years ended December 31, 2018, 2017 and 2016 as follows:

	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Realized loss	(39,647)	(84,205)	(53,497)
Unrealized gain	38,648	91,914	46,127
Total realized and unrealized (loss) gain on cross currency swaps	(999)	7,709	(7,370)

Schedule of Interest Rate Swap Agreements
As at December 31, 2018, the Partnership and its consolidated subsidiaries were committed to the following interest rate swap agreements:

			Fair Value /
			Carrying	Weighted-
			Amount of	Average	Fixed
	Interest	Notional	Assets	Remaining	Interest
	Rate	Amount	(Liability)	Term	Rate
	Index	$	$	(years)	(%) (1)
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	700,000	(83,965)	6.5	4.1%
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	766,145	(23,109)	3.6	3.2%
		1,466,145	(107,074)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at December 31, 2018, ranged from 0.90% to 4.30%.

(2)	Notional amount remains constant over the term of the swap.

(3)	Principal amount reduces quarterly or semi-annually.

Effective Portion of Gains (Losses) on Interest Rate Swap Agreements
The following tables exclude any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity accounted joint ventures.

Year Ended December 31, 2018				Year Ended December 31, 2017
Effective Portion Recognized in AOCI (1)	Effective Portion Reclassified from AOCI (2)	Ineffective Portion (3)		Effective Portion Recognized in AOCI (1)	Effective Portion Reclassified from AOCI (2)	Ineffective Portion (3)
(2,495)	102	—	Interest expense	(19)	(1,186)	(7)	Interest expense
(2,495)	102	—		(19)	(1,186)	(7)

Year Ended December 31, 2016
Effective Portion Recognized in AOCI (1)	Effective Portion Reclassified from AOCI (2)	Ineffective Portion (3)
101	(64)	681	Interest expense
101	(64)	681

(1)	Effective portion of designated and qualifying cash flow hedges recognized in accumulated other comprehensive income (or AOCI).

(2)	Effective portion of designated and qualifying cash flow hedges recorded in AOCI during the term of the hedging relationship and reclassified to earnings.

(3)	Ineffective portion of designated and qualifying cash flow hedges.

Location and Fair Value Amounts of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Other current assets $	Other assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2018
Foreign currency contracts	—	—	—	(4,225)	(425)
Cross currency swaps	—	—	(96)	(4,442)	—
Interest rate swaps	1,028	2,075	(1,625)	(14,623)	(93,929)
	1,028	2,075	(1,721)	(23,290)	(94,354)
As at December 31, 2017
Foreign currency contracts	347	28	—	(665)	(67)
Cross currency swaps	—	—	(916)	(4,412)	(38,678)
Interest rate swaps	233	1,565	(3,883)	(37,438)	(128,724)
	580	1,593	(4,799)	(42,515)	(167,469)

Effect of (Losses) Gains on Derivatives
Total realized and unrealized gain (loss) of interest rate swaps and foreign currency forward contracts that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized gain (loss) on derivative instruments in the consolidated statements of (loss) income for the years ended December 31, 2018, 2017 and 2016 as follows:

	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Realized (loss) gain on derivative instruments
Interest rate swaps	(38,011)	(78,296)	(52,819)
Foreign currency forward contracts	(1,228)	900	(7,153)
	(39,239)	(77,396)	(59,972)
Unrealized gain (loss) on derivative instruments
Interest rate swaps	56,420	33,114	29,937
Foreign currency forward contracts	(4,373)	1,429	9,722
	52,047	34,543	39,659
Total realized and unrealized gain (loss) on derivative instruments	12,808	(42,853)	(20,313)